Related Party Transactions - Net income (expense) from related parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction
Operating expenses	$ 81,219	$ 64,876	$ 158,530	$ 126,811
General and administrative expenses	1,701	1,555	4,201	3,351
Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	92,085	85,920	181,309	168,911
Related Party
Related Party Transaction
Vessel operating expenses	5,089	6,494	7,897	10,116
Technical and operational management fee from KNOT to Vessels	3,702	3,470	7,426	6,894
Total income (expenses)	(9,389)	(10,917)	(16,612)	(16,081)
Related Party | Other counterparties
Related Party Transaction
Operating expenses	562	291	826	540
Related Party | KNOT Management
Related Party Transaction
General and administrative expenses	452	433	880	860
Related Party | KNOT Management | Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	685		952	2,777
Related Party | KOAS
Related Party Transaction
General and administrative expenses	260	215	513	419
Related Party | KOAS UK
Related Party Transaction
General and administrative expenses	$ 9	13	$ 22	25
Related Party | KNOT
Related Party Transaction
General and administrative expenses		$ 1		$ 4